Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$961,648.81

Principal:
Principal Collections	$12,568,072.01
Prepayments in Full	$5,684,885.07
Liquidation Proceeds	$134,030.23
Recoveries	$66,451.20
Sub Total	$18,453,438.51
Collections	$19,415,087.32

Purchase Amounts:
Purchase Amounts Related to Principal	$242,782.83
Purchase Amounts Related to Interest	$1,083.83
Sub Total	$243,866.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,658,953.98

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,658,953.98
Servicing Fee	$229,425.36	$229,425.36	$0.00	$0.00	$19,429,528.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,429,528.62
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,429,528.62
Interest - Class A-3 Notes	$12,000.33	$12,000.33	$0.00	$0.00	$19,417,528.29
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$19,270,489.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,270,489.79
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$19,203,016.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,203,016.04
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$19,153,030.21
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,153,030.21
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$19,089,890.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,089,890.21
Regular Principal Payment	$17,985,896.01	$17,985,896.01	$0.00	$0.00	$1,103,994.20
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,103,994.20
Residual Released to Depositor	$0.00	$1,103,994.20	$0.00	$0.00	$0.00
Total		$19,658,953.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,985,896.01
Total					$17,985,896.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,985,896.01	$37.87	$12,000.33	$0.03	$17,997,896.34	$37.90
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$17,985,896.01	$11.17	$339,638.41	$0.21	$18,325,534.42	$11.38

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$18,228,356.93	0.0383836	$242,460.92	0.0005106
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$265,498,356.93	0.1648986	$247,512,460.92	0.1537278

Pool Information
Weighted Average APR	3.937%	3.945%
Weighted Average Remaining Term	25.34	24.55
Number of Receivables Outstanding	26,470	25,680
Pool Balance	$275,310,434.09	$256,521,050.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$265,498,356.93	$247,512,460.92
Pool Factor	0.1672402	0.1558264

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$9,008,589.84
Targeted Overcollateralization Amount	$9,008,589.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,008,589.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		104	$159,613.19
(Recoveries)		125	$66,451.20
Net Loss for Current Collection Period			$93,161.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4061%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7913%
Second Preceding Collection Period			0.3767%
Preceding Collection Period			1.0597%
Current Collection Period			0.4204%
Four Month Average (Current and Preceding Three Collection Periods)			0.6620%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,710	$10,307,091.62
(Cumulative Recoveries)			$1,631,591.67
Cumulative Net Loss for All Collection Periods			$8,675,499.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5270%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,188.34
Average Net Loss for Receivables that have experienced a Realized Loss			$1,841.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.55%	453	$6,551,426.29
61-90 Days Delinquent	0.26%	52	$667,162.97
91-120 Days Delinquent	0.07%	9	$187,866.11
Over 120 Days Delinquent	0.40%	56	$1,036,870.25
Total Delinquent Receivables	3.29%	570	$8,443,325.62

Repossession Inventory:
Repossessed in the Current Collection Period		17	$301,083.18
Total Repossessed Inventory		25	$451,800.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4636%
Preceding Collection Period			0.4647%
Current Collection Period			0.4556%
Three Month Average			0.4613%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer